DIVIDENDS AND DISTRIBUTIONS (Tables)	9 Months Ended
Sep. 30, 2024
DIVIDENDS AND DISTRIBUTIONS [Abstract]
Schedule of Dividends Payable
The following table summarizes the Company’s dividends declared during the nine months ended September 30, 2024. No dividends were declared during the period from August 28, 2023 to September 30, 2023:

	Declaration Date	Record Date	Payment Date	Per Common Share Distribution Amount	Total Distribution Amount

Regular cash dividend	8/14/2024	9/30/2024	10/15/2024	$0.21	$1,454,333
Regular cash dividend	8/14/2024	12/31/2024	1/15/2025	0.42	2,908,666
2024 Period Subtotal				$0.63	$4,362,999